Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Table of Debt Securities FVTPL

	December 31, 2022	December 31, 2021

BCRA Liquidity Bills (1)	14,615,430	—
Government securities	10,904,532	2,719,594
Private securities - Corporate bonds	—	1,519

TOTAL	25,519,962	2,721,113

(1)	Due 01-12-2023

Table of Derivative Financial Assets FVTPL

	December 31, 2022	December 31, 2021

Foreign Currency Forwards	2,189,239	5,480,278
Put Options (2)	49,182	—
Interest Rate Swaps	29,780	6,035

TOTAL	2,268,201	5,486,313

(2)	The Entity subscribed options according to Communication “A” 7546 issued by the B.C.R.A. The notional amounts of put options are 4,685,000 as of December 31, 2022.

Table of Derivative Financial Assets FVTPL - Foreign Currency Forward and Interest Rate Swap

	December 31, 2022	December 31, 2021

Foreign Currency Forwards
Foreign currency forward purchases - US$	1,165,119	1,189,085
Foreign currency forward sales - US$	1,217,856	1,129,832
Foreign currency forward sales - Euros	1,825	11,432
Interest rate swaps
Fixed rate for floating rate (1)	1,500,000	180,000

(1)	De fin itions :
Floating rate: BADLAR (Buenos Aires Deposits of Large Amount Rate), is the interest rate for time deposits over 1 (one) million pesos, for 30 to 35 days.

Table of Equity Instruments FVTPL

	December 31, 2022	December 31, 2021

Investment Funds	3,926,704	3,710,885
BYMA - Bolsas y Mercados Argentinos S.A.	559,360	506,462
Banco de Valores de Buenos Aires S.A.	318,519	242,151
Prisma Medios de Pago S.A. (1)	—	8,013,626

TOTAL	4,804,583	12,473,124

(1)
On October 1, 2021, the Bank, toge
ther
with the other Class B Shareholders, gave notice of the exercise of the put option and therefore initiated the procedure to sell 49% of the capital stock in the company Prisma Medios de Pago S.A.

On March 18, 2022, the transfer of all the remaining shareholding of the Bank in Prisma Medios de Pago S.A. was consummated for a price of US$
40,038,121.84.
Such amount was paid as follows: (i) 30% in Pesos adjustable by CER (UVA) at an annual nominal rate of 15% and (ii) 70% in US Dollars at an annual nominal rate of 10%, both within a term of six years.